DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
Dividends paid	$ 0	$ 0	$ 0
Dividends proposed	$ 0	$ 0	$ 0